Long-term Debt (Details)	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Secured syndicated term loan 8/30/2005 USD ($)	Dec. 31, 2011 Secured syndicated term loan 8/30/2005	Dec. 31, 2010 Secured syndicated term loan 8/30/2005	Dec. 31, 2012 Secured term loan facility under senior secured credit facility 12/19/2006 USD ($)	Dec. 31, 2011 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2010 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2012 Secured term loan 10/25/2006 USD ($)	Dec. 31, 2011 Secured term loan 10/25/2006	Dec. 31, 2010 Secured term loan 10/25/2006	Dec. 31, 2012 Secured term loan 10/27/2006 USD ($)	Dec. 31, 2011 Secured term loan 10/27/2006	Dec. 31, 2010 Secured term loan 10/27/2006	Dec. 31, 2012 Secured syndicated term loan 10/30/2006 USD ($)	Dec. 31, 2011 Secured syndicated term loan 10/30/2006	Dec. 31, 2010 Secured syndicated term loan 10/30/2006	Dec. 31, 2012 Secured term loan 7/5/2007 USD ($)	Dec. 31, 2011 Secured term loan 7/5/2007 USD ($)	Dec. 31, 2010 Secured term loan 7/5/2007	Dec. 31, 2012 Secured syndicated term loan 4/24/2008 USD ($)	Dec. 31, 2011 Secured syndicated term loan 4/24/2008 USD ($)	Dec. 31, 2010 Secured syndicated term loan 4/24/2008	Dec. 31, 2012 Secured syndicated term loan 7/8/2008 USD ($)	Dec. 31, 2011 Secured syndicated term loan 7/8/2008 USD ($)	Dec. 31, 2010 Secured syndicated term loan 7/8/2008	Dec. 31, 2012 Secured term loan 4/1/2010 EUR (€)	Dec. 31, 2012 Secured term loan 4/1/2010 EUR (€)	Dec. 31, 2011 Secured term loan 4/1/2010	Dec. 31, 2012 Roll over agreement 4/1/2010 EUR (€)	Dec. 31, 2012 Overdraft facility under senior secured credit facility 3/3/2011 USD ($)
Debt Instrument [Line Items]
Loan amount				$ 35,500,000			$ 33,400,000			$ 26,250,000			$ 17,600,000			$ 64,750,000			$ 37,560,000			$ 38,800,000			$ 15,000,000			€ 3,740,000	€ 4,000,000		€ 5,680,000	$ 1,000,000,000
Loan reference interest rate				LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR				EURIBOR		EURIBOR	LIBOR
Loan interest rate margin				1.40% during each vessel's pre-delivery period and 1.30% or 1.55% from January 1, 2011, amended with a supplemental agreement, during each vessel's post-delivery period			1.15% plus additional compliance costs			1.30% before delivery of each vessel and 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery			1.15% on the principal amount repayable in quarterly installments and 1.25% on the principal amount repayable in a balloon payment			1.15% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery			1.00%			1.15% or 1.40% from January 1, 2011, amended with a supplemental agreement			1.25% or 4% from June 29, 2012, amended with a supplemental agreement				2.5%		1.26%	3.00%
Fixed interest rate																												4.36%
Weighted average interest rate (including the margin)				2.01%	1.86%	1.64%	1.40%	1.37%	1.44%	1.76%	1.80%	1.59%	1.46%	1.48%	1.46%	1.76%	1.80%	1.71%	1.94%	1.68%	1.43%	1.87%	1.86%	1.83%	3.17%	1.85%	1.89%		3.89%	4.23%
Interest rate at year end (including the margin)				1.87%	2.04%		1.38%	1.42%		1.65%	1.84%		1.40%	1.71%		1.64%	1.81%		1.81%	1.91%		1.76%	1.98%		4.65%	1.93%			2.72%	4.04%
Amount outstanding																			33,949,000	38,223,000		30,734,000	32,698,000		6,326,000	8,500,000
Interest on long-term debt	8,933,000	9,386,000	9,011,000
Restricted net assets of vessel-owning subsidiaries	360,254,000
Accrued interest expense	349,000	356,000
Total amount available under agreements	$ 6,750,000